Investments - Realized Gains and Losses on Sales of Available-for-Sale Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 [1]	Mar. 31, 2019 [1]	Mar. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	¥ 41,903	¥ 23,777	¥ 314,948
Gross realized losses	(13,398)	(26,299)	(41,044)
Net realized gains (losses) on sales of available-for-sale securities	¥ 28,505	¥ (2,522)	¥ 273,904

[1]	Effective April 1, 2018, the available-for-sale category was eliminated for equity securities, and gains and losses on these securities are not included for the fiscal years ended March 31, 2019 and 2020 columns in this table. See Note 2 “Issued accounting pronouncements” for further details.